Derivative Currency swap forward contract List (Details) - 12 months ended Dec. 31, 2018 - Currency forward contracts $ in Thousands, ₩ in Millions	KRW (₩)	USD ($)
Disclosure of Derivative Currency forward contract detail list [Line Items]
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Apr. 10, 2014	Apr. 10, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 55,120
Contract Amount Receive | $		$ 52,000
Contract exchange rate	1,060.00	1,060.00
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Apr. 28, 2014	Apr. 28, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 50,784
Contract Amount Receive | $		$ 48,000
Contract exchange rate	1,058.00	1,058.00
Counterparty	Bank of America	Bank of America
Contract date	Apr. 29, 2014	Apr. 29, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 105,400
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,054.00	1,054.00
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	May 09, 2014	May 09, 2014
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 104,600
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,046.00	1,046.00
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 22, 2017	Dec. 22, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 105,079
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,050.79	1,050.79
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 27, 2017	Dec. 27, 2017
Matrurity date	Jul. 12, 2021	Jul. 12, 2021
Contract Amount Pay | ₩	₩ 104,849
Contract Amount Receive | $		$ 100,000
Contract exchange rate	1,048.49	1,048.49
Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Nov. 28, 2018	Nov. 28, 2018
Matrurity date	Jan. 02, 2019	Jan. 02, 2019
Contract Amount Pay | ₩	₩ 6,768
Contract Amount Receive | $		$ 6,000
Contract exchange rate	1,127.95	1,127.95
Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 07, 2018	Dec. 07, 2018
Matrurity date	Jan. 11, 2019	Jan. 11, 2019
Contract Amount Pay | ₩	₩ 11,169
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,116.90	1,116.90
Counterparty	CCB	CCB
Contract date	Dec. 11, 2018	Dec. 11, 2018
Matrurity date	Jan. 14, 2019	Jan. 14, 2019
Contract Amount Pay | ₩	₩ 11,280
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,127.96	1,127.96
Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 17, 2018	Dec. 17, 2018
Matrurity date	Jan. 22, 2019	Jan. 22, 2019
Contract Amount Pay | ₩	₩ 11,295
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,129.45	1,129.45
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 18, 2018	Dec. 18, 2018
Matrurity date	Jan. 22, 2019	Jan. 22, 2019
Contract Amount Pay | ₩	₩ 11,279
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,127.85	1,127.85
Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 19, 2018	Dec. 19, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Contract Amount Pay | ₩	₩ 11,233
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,123.30	1,123.30
Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 19, 2018	Dec. 19, 2018
Matrurity date	Jan. 24, 2019	Jan. 24, 2019
Contract Amount Pay | ₩	₩ 11,235
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,123.50	1,123.50
Counterparty	Kookmin Bank	Kookmin Bank
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Jan. 28, 2019	Jan. 28, 2019
Contract Amount Pay | ₩	₩ 11,273
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,127.25	1,127.25
Counterparty	Woori Bank	Woori Bank
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Jan. 28, 2019	Jan. 28, 2019
Contract Amount Pay | ₩	₩ 11,272
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,127.15	1,127.15
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 21, 2018	Dec. 21, 2018
Matrurity date	Jan. 29, 2019	Jan. 29, 2019
Contract Amount Pay | ₩	₩ 13,459
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,121.60	1,121.60
Counterparty	Morgan Stanley	Morgan Stanley
Contract date	Dec. 24, 2018	Dec. 24, 2018
Matrurity date	Jan. 30, 2019	Jan. 30, 2019
Contract Amount Pay | ₩	₩ 11,289
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,128.87	1,128.87
Counterparty	CCB	CCB
Contract date	Dec. 26, 2018	Dec. 26, 2018
Matrurity date	Jan. 31, 2019	Jan. 31, 2019
Contract Amount Pay | ₩	₩ 11,246
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,124.60	1,124.60
Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 26, 2018	Dec. 26, 2018
Matrurity date	Jan. 31, 2019	Jan. 31, 2019
Contract Amount Pay | ₩	₩ 5,624
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,124.75	1,124.75
Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Feb. 01, 2019	Feb. 01, 2019
Contract Amount Pay | ₩	₩ 5,610
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,121.90	1,121.90
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Feb. 01, 2019	Feb. 01, 2019
Contract Amount Pay | ₩	₩ 5,606
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,121.15	1,121.15
Counterparty	Standard Chartered	Standard Chartered
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 5,589
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,117.80	1,117.80
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 5,584
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,116.70	1,116.70
Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 11,172
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,117.15	1,117.15
Counterparty	Societe Generale	Societe Generale
Contract date	Nov. 29, 2018	Nov. 29, 2018
Matrurity date	Jan. 04, 2019	Jan. 04, 2019
Contract Amount Pay | ₩	₩ 11,206
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,120.60	1,120.60
Counterparty	ING Bank	ING Bank
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Jan. 15, 2019	Jan. 15, 2019
Contract Amount Pay | ₩	₩ 11,279
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,127.89	1,127.89
Counterparty	ING Bank	ING Bank
Contract date	Dec. 26, 2018	Dec. 26, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Contract Amount Pay | ₩	₩ 11,248
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,124.77	1,124.77
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 07, 2018	Dec. 07, 2018
Matrurity date	Jan. 10, 2019	Jan. 10, 2019
Contract Amount Pay | ₩	₩ 14,518
Contract Amount Receive | $		$ 13,000
Contract exchange rate	1,116.80	1,116.80
Counterparty	Mizuho Bank	Mizuho Bank
Contract date	Dec. 06, 2018	Dec. 06, 2018
Matrurity date	Jan. 04, 2019	Jan. 04, 2019
Contract Amount Pay | ₩	₩ 11,167
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,116.67	1,116.67
Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Contract Amount Pay | ₩	₩ 11,208
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,120.75	1,120.75
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 13, 2018	Dec. 13, 2018
Matrurity date	Jan. 10, 2019	Jan. 10, 2019
Contract Amount Pay | ₩	₩ 4,490
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,122.60	1,122.60
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 24, 2018	Dec. 24, 2018
Matrurity date	Jan. 10, 2019	Jan. 10, 2019
Contract Amount Pay | ₩	₩ 13,497
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,124.74	1,124.74
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 21, 2018	Dec. 21, 2018
Matrurity date	Jan. 15, 2019	Jan. 15, 2019
Contract Amount Pay | ₩	₩ 10,103
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,122.50	1,122.50
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Contract Amount Pay | ₩	₩ 11,207
Contract Amount Receive | $		$ 10,000
Contract exchange rate	1,120.68	1,120.68
Counterparty	Korea Development Bank	Korea Development Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Jan. 23, 2019	Jan. 23, 2019
Contract Amount Pay | ₩	₩ 13,412
Contract Amount Receive | $		$ 12,000
Contract exchange rate	1,117.64	1,117.64
Counterparty	Societe Generale	Societe Generale
Contract date	Dec. 19, 2018	Dec. 19, 2018
Matrurity date	Jan. 21, 2019	Jan. 21, 2019
Contract Amount Pay | ₩	₩ 7,853
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,121.85	1,121.85
Counterparty	Societe Generale	Societe Generale
Contract date	Dec. 21, 2018	Dec. 21, 2018
Matrurity date	Jan. 28, 2019	Jan. 28, 2019
Contract Amount Pay | ₩	₩ 8,974
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,121.75	1,121.75
Counterparty	MUFG	MUFG
Contract date	Dec. 19, 2018	Dec. 19, 2018
Matrurity date	Jan. 21, 2019	Jan. 21, 2019
Contract Amount Pay | ₩	₩ 6,730
Contract Amount Receive | $		$ 6,000
Contract exchange rate	1,121.70	1,121.70
Counterparty	MUFG	MUFG
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 8,929
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,116.15	1,116.15
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 19, 2018	Dec. 19, 2018
Matrurity date	Jan. 22, 2019	Jan. 22, 2019
Contract Amount Pay | ₩	₩ 4,486
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,121.50	1,121.50
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 21, 2018	Dec. 21, 2018
Matrurity date	Jan. 28, 2019	Jan. 28, 2019
Contract Amount Pay | ₩	₩ 8,976
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,121.95	1,121.95
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 27, 2018	Dec. 27, 2018
Matrurity date	Jan. 31, 2019	Jan. 31, 2019
Contract Amount Pay | ₩	₩ 7,832
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,118.90	1,118.90
Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 10,041
Contract Amount Receive | $		$ 9,000
Contract exchange rate	1,115.70	1,115.70
Counterparty	BNP Paribas	BNP Paribas
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 8,930
Contract Amount Receive | $		$ 8,000
Contract exchange rate	1,116.30	1,116.30
Counterparty	CCB	CCB
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 7,812
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,116.05	1,116.05
Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 7,812
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,115.95	1,115.95
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 05, 2018	Dec. 05, 2018
Matrurity date	Jan. 07, 2019	Jan. 07, 2019
Contract Amount Pay | ₩	₩ 16,697
Contract Amount Receive | $		$ 15,000
Contract exchange rate	1,113.15	1,113.15
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 07, 2018	Dec. 07, 2018
Matrurity date	Jan. 07, 2019	Jan. 07, 2019
Contract Amount Pay | ₩	₩ 15,672
Contract Amount Receive | $		$ 14,000
Contract exchange rate	1,119.43	1,119.43
Counterparty	Busan Bank	Busan Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Jan. 07, 2019	Jan. 07, 2019
Contract Amount Pay | ₩	₩ 6,477
Contract Amount Receive | $		$ 5,800
Contract exchange rate	1,116.70	1,116.70
Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 12, 2018	Dec. 12, 2018
Matrurity date	Jan. 07, 2019	Jan. 07, 2019
Contract Amount Pay | ₩	₩ 3,380
Contract Amount Receive | $		$ 3,000
Contract exchange rate	1,126.60	1,126.60
Counterparty	KEB Hana Bank	KEB Hana Bank
Contract date	Dec. 13, 2018	Dec. 13, 2018
Matrurity date	Jan. 15, 2019	Jan. 15, 2019
Contract Amount Pay | ₩	₩ 7,849
Contract Amount Receive | $		$ 7,000
Contract exchange rate	1,121.25	1,121.25
Counterparty	Shinhan Bank	Shinhan Bank
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Jan. 22, 2019	Jan. 22, 2019
Contract Amount Pay | ₩	₩ 29,320
Contract Amount Receive | $		$ 26,000
Contract exchange rate	1,127.68	1,127.68
Counterparty	Nonghyup Bank	Nonghyup Bank
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Feb. 15, 2019	Feb. 15, 2019
Contract Amount Pay | ₩	₩ 53,666
Contract Amount Receive | $		$ 48,000
Contract exchange rate	1,118.05	1,118.05
Counterparty	Credit Agricole	Credit Agricole
Contract date	Nov. 02, 2018	Nov. 02, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 3,039
Contract Amount Receive | $		$ 2,729
Contract exchange rate	1,113.60	1,113.60
Counterparty	Credit Agricole	Credit Agricole
Contract date	Nov. 05, 2018	Nov. 05, 2018
Matrurity date	Feb. 07, 2019	Feb. 07, 2019
Contract Amount Pay | ₩	₩ 5,564
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,112.70	1,112.70
Counterparty	Nova Scotia	Nova Scotia
Contract date	Nov. 07, 2018	Nov. 07, 2018
Matrurity date	Feb. 13, 2019	Feb. 13, 2019
Contract Amount Pay | ₩	₩ 5,567
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,113.40	1,113.40
Counterparty	Nova Scotia	Nova Scotia
Contract date	Nov. 07, 2018	Nov. 07, 2018
Matrurity date	Feb. 13, 2019	Feb. 13, 2019
Contract Amount Pay | ₩	₩ 4,458
Contract Amount Receive | $		$ 4,000
Contract exchange rate	1,114.40	1,114.40
Counterparty	Societe Generale	Societe Generale
Contract date	Nov. 29, 2018	Nov. 29, 2018
Matrurity date	Mar. 04, 2019	Mar. 04, 2019
Contract Amount Pay | ₩	₩ 5,568
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,113.50	1,113.50
Counterparty	Societe Generale	Societe Generale
Contract date	Nov. 29, 2018	Nov. 29, 2018
Matrurity date	Mar. 04, 2019	Mar. 04, 2019
Contract Amount Pay | ₩	₩ 3,674
Contract Amount Receive | $		$ 3,297
Contract exchange rate	1,114.50	1,114.50
Counterparty	Credit Agricole	Credit Agricole
Contract date	Dec. 03, 2018	Dec. 03, 2018
Matrurity date	Mar. 05, 2019	Mar. 05, 2019
Contract Amount Pay | ₩	₩ 256
Contract Amount Receive | $		$ 231
Contract exchange rate	1,109.10	1,109.10
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 04, 2018	Dec. 04, 2018
Matrurity date	Mar. 06, 2019	Mar. 06, 2019
Contract Amount Pay | ₩	₩ 5,522
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,104.30	1,104.30
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 04, 2018	Dec. 04, 2018
Matrurity date	Mar. 06, 2019	Mar. 06, 2019
Contract Amount Pay | ₩	₩ 5,527
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,105.30	1,105.30
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Mar. 26, 2019	Mar. 26, 2019
Contract Amount Pay | ₩	₩ 5,589
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,117.80	1,117.80
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 20, 2018	Dec. 20, 2018
Matrurity date	Mar. 26, 2019	Mar. 26, 2019
Contract Amount Pay | ₩	₩ 1,751
Contract Amount Receive | $		$ 1,565
Contract exchange rate	1,118.80	1,118.80
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 02, 2019	Apr. 02, 2019
Contract Amount Pay | ₩	₩ 5,565
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,113.00	1,113.00
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 02, 2019	Apr. 02, 2019
Contract Amount Pay | ₩	₩ 5,569
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,113.80	1,113.80
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 02, 2019	Apr. 02, 2019
Contract Amount Pay | ₩	₩ 5,576
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,115.20	1,115.20
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 03, 2019	Apr. 03, 2019
Contract Amount Pay | ₩	₩ 5,553
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,110.60	1,110.60
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 03, 2019	Apr. 03, 2019
Contract Amount Pay | ₩	₩ 5,558
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,111.60	1,111.60
Counterparty	Nova Scotia	Nova Scotia
Contract date	Dec. 28, 2018	Dec. 28, 2018
Matrurity date	Apr. 03, 2019	Apr. 03, 2019
Contract Amount Pay | ₩	₩ 5,563
Contract Amount Receive | $		$ 5,000
Contract exchange rate	1,112.60	1,112.60